Schedule of Investments (unaudited)	iShares® Environmentally Aware Real Estate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Data Center REITs — 9.4%
Digital Realty Trust Inc.	1,854	$231,045
Equinix Inc.	756	612,300
Keppel DC REIT	7,500	12,360
		855,705
Diversified Real Estate Activities — 5.3%
Allreal Holding AG, Registered	63	11,574
City Developments Ltd.	2,100	11,685
Heiwa Real Estate Co. Ltd.	200	5,588
Mitsubishi Estate Co. Ltd.	7,800	95,594
Mitsui Fudosan Co. Ltd.	5,100	104,779
New World Development Co. Ltd.	12,000	29,676
Nomura Real Estate Holdings Inc.	600	14,882
Peach Property Group AG(a)(b)	122	1,638
Sumitomo Realty & Development Co. Ltd.	1,800	48,239
Sun Hung Kai Properties Ltd.	10,500	131,845
Tokyo Tatemono Co. Ltd.	1,200	16,036
UOL Group Ltd.	3,000	15,874
		487,410
Diversified REITs — 6.3%
Abacus Property Group	2,697	4,828
Abrdn Property Income Trust	1,956	1,283
Activia Properties Inc.	3	8,736
Alexander & Baldwin Inc.	387	7,430
American Assets Trust Inc.	351	7,897
Argosy Property Ltd.	4,323	3,276
Armada Hoffler Properties Inc.	363	4,508
Balanced Commercial Property Trust Ltd.	1,929	1,721
British Land Co. PLC (The)	7,263	31,511
Broadstone Net Lease Inc.	780	12,714
Charter Hall Long Wale REIT	3,477	9,623
Cromwell European Real Estate Investment Trust	2,400	4,248
CT Property Trust Ltd.	813	883
Custodian Reit PLC	2,010	2,244
Daiwa House REIT Investment Corp.	14	27,564
Empire State Realty Trust Inc., Class A	1,641	14,687
Essential Properties Realty Trust Inc.	795	19,517
Global Net Lease Inc.	540	5,773
GPT Group (The)	13,752	40,195
Growthpoint Properties Australia Ltd.	1,524	2,947
H&R Real Estate Investment Trust	1,257	9,809
Heiwa Real Estate REIT Inc.	6	6,123
Hulic Reit Inc.	6	6,963
ICADE	144	5,867
Land Securities Group PLC	3,057	25,388
Lar Espana Real Estate SOCIMI SA	891	5,770
LXI REIT PLC	3,807	4,649
Merlin Properties SOCIMI SA	3,687	34,359
Mirvac Group	27,093	42,707
Mori Trust Reit Inc.	6	3,092
NIPPON REIT Investment Corp.	3	7,143
Nomura Real Estate Master Fund Inc.	21	24,984
NTT UD REIT Investment Corp.	6	5,691
OUE Commercial Real Estate Investment Trust	25,200	5,875
Picton Property Income Ltd.	2,436	2,209
Schroder REIT Ltd.	3,483	1,930
Sekisui House Reit Inc.	24	14,246
Star Asia Investment Corp.	6	2,426
Stockland	15,855	45,060
Security	Shares	Value

Diversified REITs (continued)
Stride Property Group	2,178	$2,070
Sunlight REIT	12,000	4,469
Suntec REIT	21,600	20,960
Takara Leben Real Estate Investment Corp.	3	2,055
Tokyu REIT Inc.	5	6,614
UK Commercial Property REIT Ltd.	4,029	2,708
United Urban Investment Corp.	12	12,952
WP Carey Inc.	882	59,561
		577,265
Health Care Facilities — 0.1%
Chartwell Retirement Residences	1,506	11,432

Health Care REITs — 5.4%
Aedifica SA	228	15,659
Assura PLC	6,840	4,157
CareTrust REIT Inc.	393	8,171
Cofinimmo SA	129	10,096
Community Healthcare Trust Inc.	57	2,009
Healthcare Realty Trust Inc., Class A	870	16,991
Healthpeak Properties Inc.	1,995	43,551
Impact Healthcare Reit PLC, Class B	741	884
LTC Properties Inc.	93	3,121
Medical Properties Trust Inc.	1,614	16,285
National Health Investors Inc.	213	11,696
NorthWest Healthcare Properties REIT	550	2,916
Omega Healthcare Investors Inc.	597	19,044
Parkway Life REIT	1,500	4,378
Physicians Realty Trust	468	6,898
Primary Health Properties PLC	2,409	2,926
Sabra Health Care REIT Inc.	615	7,989
Target Healthcare REIT PLC	1,497	1,412
Universal Health Realty Income Trust	54	2,578
Ventas Inc.	2,670	129,548
Vital Healthcare Property Trust	1,299	1,912
Welltower Inc.	2,239	183,934
		496,155
Hotel & Resort REITs — 2.4%
Apple Hospitality REIT Inc.	885	13,718
CapitaLand Ascott Trust	8,080	6,806
CDL Hospitality Trusts	4,500	4,028
DiamondRock Hospitality Co.	1,170	9,945
Far East Hospitality Trust	4,800	2,328
Hoshino Resorts REIT Inc.	1	4,381
Host Hotels & Resorts Inc.	4,115	75,716
Hotel Property Investments Ltd.	2,010	4,085
Invincible Investment Corp.	15	6,214
Japan Hotel REIT Investment Corp.	9	4,469
Park Hotels & Resorts Inc.	1,041	14,189
Pebblebrook Hotel Trust(b)	678	10,475
RLJ Lodging Trust	708	7,292
Ryman Hospitality Properties Inc.	291	27,729
Service Properties Trust	447	3,795
Summit Hotel Properties Inc.	465	2,995
Sunstone Hotel Investors Inc.	1,422	14,490
Xenia Hotels & Resorts Inc.	779	9,893
		222,548
Industrial REITs — 14.5%
Advance Logistics Investment Corp.	3	2,785
AIMS APAC REIT	4,347	4,089

Schedule of Investments (unaudited) (continued)	iShares® Environmentally Aware Real Estate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial REITs (continued)
Americold Realty Trust Inc.	1,410	$45,712
CapitaLand Ascendas REIT	27,600	58,364
Centuria Industrial REIT	2,265	4,850
CRE Logistics REIT Inc.	3	3,702
Dexus Industria REIT	1,230	2,316
Dream Industrial REIT	966	10,395
EastGroup Properties Inc.(b)	234	41,460
ESR Kendall Square REIT Co. Ltd.	861	2,679
ESR-LOGOS REIT	49,600	12,864
First Industrial Realty Trust Inc.	612	31,640
Frasers Logistics & Commercial Trust	20,100	18,458
GLP J-Reit	45	44,332
Goodman Property Trust	4,731	6,641
Granite REIT	267	15,680
Industrial & Infrastructure Fund Investment Corp.	12	12,560
Innovative Industrial Properties Inc.	105	8,319
Intervest Offices & Warehouses NV	171	2,516
Japan Logistics Fund Inc.	6	12,681
LaSalle Logiport REIT	15	16,047
LondonMetric Property PLC	4,419	10,484
LXP Industrial Trust	1,500	15,105
Mapletree Industrial Trust	15,600	26,287
Mapletree Logistics Trust	20,700	26,316
Mitsubishi Estate Logistics REIT Investment Corp.	2	5,723
Mitsui Fudosan Logistics Park Inc.	5	17,795
Montea NV	57	4,619
Nippon Prologis REIT Inc.	33	67,482
Prologis Inc.	4,809	599,923
Rexford Industrial Realty Inc.	723	39,830
Segro PLC	5,595	54,828
SOSiLA Logistics REIT Inc.	3	2,711
STAG Industrial Inc.	846	30,710
Terreno Realty Corp.	360	21,362
Tritax Big Box REIT PLC	11,322	20,076
Urban Logistics REIT PLC	2,208	3,451
Warehouse REIT PLC	1,995	2,197
Warehouses De Pauw CVA	705	20,831
		1,327,820
Multi-Family Residential REITs — 11.7%
Advance Residence Investment Corp.	8	19,493
Apartment Income REIT Corp.	963	33,262
Apartment Investment & Management Co., Class A	804	6,697
AvalonBay Communities Inc.	1,101	207,704
Boardwalk REIT	171	8,495
Camden Property Trust	672	73,308
Canadian Apartment Properties REIT	846	32,983
Centerspace	84	5,219
Comforia Residential REIT Inc.	3	7,182
Daiwa Securities Living Investments Corp.	12	9,612
Elme Communities	765	12,431
Empiric Student Property PLC	3,342	3,774
Equity Residential	3,283	216,481
Essex Property Trust Inc.	468	113,981
Independence Realty Trust Inc.	939	16,001
Ingenia Communities Group	2,661	7,317
InterRent REIT	627	6,091
Irish Residential Properties REIT PLC	2,940	3,129
Kenedix Residential Next Investment Corp.	6	9,388
Killam Apartment REIT	543	7,453
Mid-America Apartment Communities Inc.	718	107,456
Security	Shares	Value

Multi-Family Residential REITs (continued)
NexPoint Residential Trust Inc.	129	$5,361
Nippon Accommodations Fund Inc.	3	14,220
Residential Secure Income PLC, NVS(c)	819	671
Samty Residential Investment Corp.	3	2,457
Triple Point Social Housing REIT PLC(c)	1,578	1,276
UDR Inc.	2,340	95,659
UNITE Group PLC (The)	2,280	28,467
Veris Residential Inc.(a)	270	5,044
Xior Student Housing NV	100	3,119
		1,063,731
Office REITs — 8.8%
Alexandria Real Estate Equities Inc.	957	120,276
Allied Properties REIT	483	8,036
Boston Properties Inc.	1,581	105,342
Brandywine Realty Trust	1,653	8,348
Centuria Office REIT	1,968	1,919
Champion REIT	24,000	8,842
CLS Holdings PLC	663	1,189
Corporate Office Properties Trust	672	17,472
Cousins Properties Inc.	1,797	43,901
Covivio	243	11,732
Cromwell Property Group	9,939	3,680
Daiwa Office Investment Corp.	1	4,403
Derwent London PLC	486	13,207
Dexus	6,747	37,343
Douglas Emmett Inc.	909	13,362
Easterly Government Properties Inc.	519	7,660
Gecina SA	282	30,488
Global One Real Estate Investment Corp.	3	2,479
Great Portland Estates PLC	1,170	6,420
Helical PLC	384	1,326
Highwoods Properties Inc.	798	20,165
Hudson Pacific Properties Inc.	1,780	10,449
Ichigo Office REIT Investment Corp.	6	3,738
Inmobiliaria Colonial SOCIMI SA	3,270	21,109
Japan Excellent Inc.	6	5,565
Japan Prime Realty Investment Corp.	3	7,470
Japan Real Estate Investment Corp.	6	24,133
JBG SMITH Properties	1,545	25,848
JR REIT XXVII	482	1,524
Kenedix Office Investment Corp.	6	14,266
Keppel Pacific Oak US REIT	6,900	2,277
Keppel REIT	27,000	18,484
Kilroy Realty Corp.	1,056	37,699
Manulife US Real Estate Investment Trust	16,500	1,732
Mirai Corp.	6	1,935
Mori Hills REIT Investment Corp.	18	18,318
Nippon Building Fund Inc.	6	25,151
NSI NV	93	1,955
One REIT Inc.	1	1,824
Orix JREIT Inc.	15	19,083
Paramount Group Inc.	1,941	10,171
Piedmont Office Realty Trust Inc., Class A	1,359	10,111
Precinct Properties New Zealand Ltd.	7,476	6,245
Prosperity REIT	9,000	1,954
Regional REIT Ltd.(c)	909	521
Sankei Real Estate Inc.	3	2,000
SL Green Realty Corp.	768	28,961
Vornado Realty Trust	1,369	30,775

Schedule of Investments (unaudited) (continued)	iShares® Environmentally Aware Real Estate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Office REITs (continued)
Workspace Group PLC	357	$2,275
		803,163
Other Specialized REITs — 2.8%
Arena REIT	2,172	5,560
Charter Hall Social Infrastructure REIT	822	1,655
EPR Properties	267	11,919
Four Corners Property Trust Inc.	450	11,835
Gaming and Leisure Properties Inc.	1,044	49,548
Safehold Inc.	189	4,674
VICI Properties Inc., Class A	5,478	172,447
		257,638
Real Estate Development — 1.5%
CK Asset Holdings Ltd.	16,500	95,553
Lifestyle Communities Ltd.(b)	627	7,343
Sino Land Co. Ltd.	28,000	34,371
		137,267
Real Estate Operating Companies — 7.9%
Aberdeen Standard European Logistics Income PLC(c)	2,172	1,976
Aeon Mall Co. Ltd.	600	7,416
Amot Investments Ltd.	1,170	6,271
Aroundtown SA(a)	5,828	9,054
Atrium Ljungberg AB, Class B	504	9,885
Azrieli Group Ltd.	270	15,364
CA Immobilien Anlagen AG	327	10,428
Capitaland Investment Ltd/Singapore	20,700	52,981
Castellum AB(b)	2,046	23,300
Catena AB	159	6,108
Cibus Nordic Real Estate AB	210	2,361
Citycon OYJ	900	5,587
Corem Property Group AB, Class B	2,706	1,825
Deutsche EuroShop AG	81	1,975
Deutsche Wohnen SE	267	6,699
Dios Fastigheter AB	510	3,478
Entra ASA(c)	393	3,833
Fabege AB	2,124	18,395
Fastighets AB Balder, Class B(a)	3,795	17,709
Grainger PLC	3,243	10,480
Grand City Properties SA(a)	591	4,874
Hiag Immobilien Holding AG	15	1,308
Hongkong Land Holdings Ltd.	10,500	37,419
Hufvudstaden AB, Class A	1,542	18,877
Hulic Co. Ltd.	1,800	15,326
Hysan Development Co. Ltd.	6,000	14,178
Intershop Holding AG	6	4,142
Kennedy-Wilson Holdings Inc.	645	10,642
Kojamo OYJ	912	8,910
LEG Immobilien SE(a)	423	29,907
Mobimo Holding AG, Registered	30	8,872
NP3 Fastigheter AB	99	1,662
Nyfosa AB	909	5,767
Pandox AB, Class B	237	2,795
Phoenix Spree Deutschland Ltd.	375	931
Platzer Fastigheter Holding AB, Class B	249	1,892
PSP Swiss Property AG, Registered	165	19,444
Sagax AB, Class B	732	16,255
Samhallsbyggnadsbolaget i Norden AB(b)	5,823	2,518
Shurgard Self Storage Ltd.	117	5,339
Sirius Real Estate Ltd.	5,184	5,509
Stendorren Fastigheter AB, NVS(a)	69	1,173
Security	Shares	Value

Real Estate Operating Companies (continued)
Swire Properties Ltd.	16,200	$40,651
Swiss Prime Site AG, Registered	294	28,462
TAG Immobilien AG(a)	966	10,858
Tricon Residential Inc.	984	9,193
VGP NV	36	3,843
Vonovia SE	4,597	107,110
Wallenstam AB, Class B	1,788	6,970
Wharf Real Estate Investment Co. Ltd.	13,000	69,764
Wihlborgs Fastigheter AB	1,248	9,759
		719,475
Retail REITs — 15.5%
Acadia Realty Trust	148	2,330
AEON REIT Investment Corp.	6	6,316
Agree Realty Corp.	347	22,479
Ascencio	36	1,847
Brixmor Property Group Inc.	983	22,353
BWP Trust	3,420	8,446
Capital & Counties Properties PLC	6,962	10,704
CapitaLand Integrated Commercial Trust	81,000	124,358
Carmila SA	420	6,806
Charter Hall Retail REIT	3,762	9,499
Choice Properties REIT	1,200	12,658
Crombie REIT	501	5,292
Eurocommercial Properties NV	402	10,161
Federal Realty Investment Trust	492	49,948
First Capital Real Estate Investment Trust	1,284	14,343
Fortune REIT	9,000	6,508
Frasers Centrepoint Trust	15,900	25,965
Frontier Real Estate Investment Corp.	2	6,645
Fukuoka REIT Corp.	3	3,512
Getty Realty Corp.	158	5,107
Hamborner REIT AG	459	3,322
Hammerson PLC	33,168	11,323
HomeCo Daily Needs REIT	7,716	6,206
Immobiliare Grande Distribuzione SIIQ SpA	348	961
InvenTrust Properties Corp.	261	6,353
Japan Metropolitan Fund Invest	12	8,231
Kenedix Retail REIT Corp.	3	5,871
Kimco Realty Corp.	2,838	57,498
Kite Realty Group Trust	1,131	25,877
Kiwi Property Group Ltd.	6,687	3,949
Klepierre SA	1,842	48,893
Lendlease Global Commercial REIT(b)	27,600	14,116
Link REIT	15,900	89,376
LOTTE Reit Co. Ltd.	1,115	3,079
Macerich Co. (The)	858	10,939
Mapletree Pan Asia Commercial Trust	31,800	39,496
Mercialys SA	513	4,441
Necessity Retail REIT Inc. (The)	675	4,793
NETSTREIT Corp.	480	8,587
NewRiver REIT PLC	2,121	2,259
NNN REIT Inc.	531	22,663
PARAGON REIT	13,800	9,915
Phillips Edison & Co. Inc.	942	33,262
Prinmaris REIT	330	3,338
Realty Income Corp.	2,040	124,379
Regency Centers Corp.	726	47,575
Region RE Ltd.	8,112	13,215
Retail Estates NV	60	3,831
Retail Opportunity Investments Corp.	489	7,203

Schedule of Investments (unaudited) (continued)	iShares® Environmentally Aware Real Estate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Retail REITs (continued)
RioCan REIT	1,494	$22,716
RPT Realty	354	3,848
Scentre Group	38,496	72,846
Simon Property Group Inc.	1,290	160,734
SITE Centers Corp.	699	9,821
SmartCentres Real Estate Investment Trust	486	9,181
Spirit Realty Capital Inc.	438	17,665
Starhill Global REIT	12,300	4,763
Supermarket Income Reit PLC	9,084	8,892
Tanger Factory Outlet Centers Inc.	627	14,678
Unibail-Rodamco-Westfield, New(a)	477	27,028
Urban Edge Properties	450	7,654
Vastned Retail NV	81	1,807
Vicinity Ltd.	45,078	59,936
Waypoint REIT Ltd.	5,403	9,527
Wereldhave NV	282	5,039
		1,412,363
Self Storage REITs — 4.5%
Big Yellow Group PLC	837	11,519
CubeSmart	966	41,886
Extra Space Storage Inc.	905	126,311
National Storage Affiliates Trust	366	12,367
National Storage REIT	5,808	9,072
Public Storage	688	193,844
Safestore Holdings PLC	945	10,742
		405,741
Single-Family Residential REITs — 3.5%
American Homes 4 Rent, Class A	1,429	53,559
Equity LifeStyle Properties Inc.	1,020	72,604
Invitation Homes Inc.	3,093	109,801
Security	Shares	Value

Single-Family Residential REITs (continued)
PRS REIT PLC (The)	2,934	$3,103
Sun Communities Inc.	582	75,835
Tritax EuroBox PLC(c)	5,097	3,499
		318,401

Total Long-Term Investments — 99.6%
(Cost: $8,971,186)		9,096,114

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(d)(e)(f)	92,077	92,105

Total Short -Term Investments — 1.0%
(Cost: $92,098)		92,105

Total Investments — 100.6%
(Cost: $9,063,284)		9,188,219

Liabilities in Excess of Other Assets — (0.6)%		(54,684)

Net Assets — 100.0%		$9,133,535

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$66,735	$25,363	(a)	$—	$1	$6	$92,105	92,077	$201	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—	—	—	—	—	129		—
					$1	$6	$92,105		$330		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited) (continued)	iShares® Environmentally Aware Real Estate ETF
July 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	.1	09/15/23	$34	$625

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$5,773,933	$3,322,181	$—	$9,096,114
Short-Term Securities
Money Market Funds	92,105	—	—	92,105
	$5,866,038	$3,322,181	$—	$9,188,219
Derivative Financial Instruments(a)
Assets
Equity Contracts	$625	$—	$—	$625

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust